Short-Term Borrowings - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Short-Term Borrowings
Cash and time deposits	$ 568,200	$ 503,700
Amount of unused credit lines will expire before the end of March 2026	110,729
Assets needs to be secured when borrowings money from bank	$ 163,300